Cover	Jul. 15, 2022
Cover [Abstract]
Entity Registrant Name	DESEO SWIMWEAR INC.
Entity Central Index Key	0001670196
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jul. 15, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	47-3812711
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	333-210419
City Area Code	1-800
Local Phone Number	-390-3013
Trading Symbol	DSWR
Entity Address Address Line 1	1653 Chatsworth Blvd.
Entity Address City Or Town	San Diego
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92107
Security 12b Title	Common Stock